Derivatives - Fair Value of Derivatives table (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 Interest rate swaps Derivatives not designated as hedges: Accounts payable and other current liabilities USD ($)	Dec. 31, 2013 Interest rate swaps Derivatives not designated as hedges: Accounts payable and other current liabilities USD ($)	Dec. 31, 2014 Foreign exchange contracts Derivatives not designated as hedges: CAD	Dec. 31, 2014 Foreign exchange contracts Derivatives not designated as hedges: GBP (£)	Dec. 31, 2014 Foreign exchange contracts Derivatives not designated as hedges: Accounts payable and other current liabilities USD ($)	Dec. 31, 2013 Foreign exchange contracts Derivatives not designated as hedges: Accounts payable and other current liabilities USD ($)	Dec. 31, 2014 Foreign exchange contracts Derivatives not designated as hedges: Other assets USD ($)	Dec. 31, 2013 Foreign exchange contracts Derivatives not designated as hedges: Other assets USD ($)	Dec. 31, 2014 Cash Flow Hedging Interest rate swaps Derivatives designated as hedges: Accounts payable and other current liabilities USD ($)	Dec. 31, 2013 Cash Flow Hedging Interest rate swaps Derivatives designated as hedges: Accounts payable and other current liabilities USD ($)	Dec. 31, 2014 Cash Flow Hedging Interest rate swaps Derivatives designated as hedges: Accumulated Other Comprehensive Income (Loss) USD ($)	Dec. 31, 2013 Cash Flow Hedging Interest rate swaps Derivatives designated as hedges: Accumulated Other Comprehensive Income (Loss) USD ($)
Derivatives, Fair Value [Line Items]
Notional Amount	$ 16,861		25,400	£ 21,000	$ 62,649		$ 52,844		$ 349,213		$ 349,213
Fair Value As of	$ (1,279)	$ 0			$ (685)	$ 0	$ 1,811	$ 0	$ (1,925)	$ 0	$ 1,925	$ 0